COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 13, 2019
Commitments and Contingencies Disclosure [Abstract]
Operating leases rent expense	$ 4,326	$ 3,287	$ 1,943
Capital lease agreement				$ 254
Capital Lease liability	84	175
Bank guarantee to secure lease agreements	$ 2,186	$ 2,115